Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flow from operating activities
Net income	$ 17,519	106,054	4,243	13,557
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation of property and equipment	1,296	7,847	5,167	3,589
Amortization of intangible assets	109	659	353	231
Deferred tax expense (benefit)	(16,045)	(97,133)	7,145	20,564
Share-based compensation	1,249	7,561	13,704	50,154
Losses on disposal of property and equipment	86	518	904	96
Write-off of initial public offering expenses			6,404
Interest expense relating to convertible note	650	3,933
Changes in fair value of the derivative component of the convertible note	4,429	26,809
Changes in operating assets and liabilities:
Accounts receivable	(6,539)	(39,585)	12,545	(16,104)
Accounts receivable due from employees	37	225	5,788	88
Prepayments and other current assets	(4,232)	(25,616)	25,662	(29,632)
Deposits	(79)	(476)	2,286	(886)
Accrued expenses and other current liabilities	3,778	22,876	511	28,117
Accrued payroll and welfare payable	430	2,604	(1,849)	2,555
Amount due to a related party	(1,407)	(8,520)		(1,054)
Long-term payables	3,050	18,461	8,257	1,122
Income tax payable	488	2,953	1,379	(2,972)
Net cash generated from operating activities	4,819	29,170	92,499	69,425
Cash flows from investing activities
Acquisition of property and equipment	(1,505)	(9,111)	(29,840)	(9,345)
Acquisition of intangible assets	(69)	(416)	(2,247)	(786)
Acquisition of other non-current assets	(452)	(2,738)
Restricted cash	(651)	(3,941)	(11,209)	2,500
Short-term investments			4,000	(4,000)
Time deposits	(20,002)	(121,085)
Change in amounts due from related parties	31,094	188,242	(85,616)	(23,800)
Proceeds from disposal of property and equipment	168	1,014	43	97
Net cash used in investing activities	8,583	51,965	(124,869)	(35,334)
Cash flows from financing activities
Proceeds from short-term bank borrowings	33,251	201,290
Repayment of short-term bank borrowings	(31,136)	(188,488)
Restricted cash	(9,335)	(56,512)
Proceeds from the issuance of the convertible note	20,249	122,584
Proceeds from the exercise of share options	539	3,263
Proceeds from the private placement	15,196	91,994
Proceeds from the issuance of ordinary shares			43,006
Proceeds from the initial public offering ("IPO"), net of issuance cost	75,464	456,835
Repurchase of ordinary shares			(39,460)
Payment of dividends	(32,133)	(194,526)
Payment for initial public offering expenses			(3,551)	(2,830)
Net cash (used in)/generated from financing activities	72,095	436,440	(5)	(2,830)
Effect of exchange rate changes on cash and cash equivalents	(795)	(4,812)
Net increase (decrease) in cash and cash equivalents	84,702	512,763	(32,375)	31,261
Cash and cash equivalents at beginning of the year	5,213	31,555	63,930	32,669
Cash and cash equivalents at end of the year	89,915	544,318	31,555	63,930
Supplemental disclosures of cash flow information:
Income tax paid	(390)	(2,363)	(1,920)	(10,152)
Interest received	289	1,750	1,132	243
Non-cash movements :
Payable to a related party from repurchase of ordinary shares			8,520